Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Debt instruments	¥1,657,206	¥1,667,164
Equity instruments	38,379	77,684

Total financial assets at fair value through profit or loss	¥1,695,585	¥1,744,848